Shareholders' equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shareholders' equity

NOTE 7 — STOCKHOLDERS’ EQUITY

Common Stock — The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. At March 31, 2021 and December 31, 2020, there were 3,586,137 and 3,561,384 shares of common stock issued and outstanding, excluding 11,063,863 and 11,088,616 shares of common stock subject to possible redemption, respectively.

NOTE 7 — STOCKHOLDERS’ EQUITY

Common Stock — The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. At December 31, 2020 and 2019, there were 3,548,459 and 2,875,000 shares of common stock issued and outstanding, excluding 11,101,541 and no shares of common stock subject to possible redemption, respectively.

Warrants — The Company will not issue fractional warrants. The Public Warrants will become exercisable 30 days after the completion of a Business Combination. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within 120 days following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. The warrants will expire five years from the closing of a Business Combination.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	at any time after the warrants become exercisable;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;
●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share, for any 20 trading days within a 30-day trading period commencing after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and
●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or our recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants will not be adjusted for issuances of shares of common stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Initial Stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the Market Value and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the Market Price.

The Private Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Warrants and the shares of common stock issuable upon the exercise of the Private Warrants will not be transferable, assignable or saleable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private

Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Reservoir Holdings Inc And Subsidiaries
Class of Stock [Line Items]
Shareholders' equity

12. Shareholders’ equity

(a)	April 23, 2019 Equity restructuring

RMM and the Company completed a series of transactions with shareholders on April 23, 2019, as follows:

The board of directors of RMM declared a dividend payable to RMM’s sole shareholder in an amount of $16,875,000 and issued a demand promissory note to the shareholder in a principal amount of $16,875,000 (the “RMM Shareholder Promissory Note”).

As discussed in Note 1, RMM’s sole shareholder contributed its 100% equity interest in RMM to the Company in exchange for 125,227 shares of the Company’s common stock (par value $0.00001 per share) (the “common shares”), resulting in RMM becoming a wholly-owned subsidiary of the Company. Since the Company and RMM were entities under common control, this exchange of RMM’s common stock for the common shares resulted in the retrospective combination of RMM and the Company for all periods presented as if the combination had been in effect since the inception of common control.

The Company issued 67,500 Series A-1 preferred shares (the “Series A-1 Preferred Shares”) for aggregate consideration of $67,500,000 ($1,000 per Series A-1 Preferred Share). The Company incurred $825,000 of issuance costs in connection with the issuance of the Series A-1 Preferred Shares, which the Company accounted for as a reduction in the proceeds from the Series A-1 Preferred Shares. The RMM Shareholder Promissory Note was paid using $16,875,000 of the proceeds from the issuance of the Series A-1 Preferred Shares.

(b)	Additional Equity Transactions

During the first quarter of fiscal 2021, the Company issued 5,333 shares of common stock for aggregate consideration of $8,000,009 to existing shareholders to fund further acquisitions. The Company incurred $27,000 of issuance costs in connection with the issuance of this common stock, which the Company accounted for as a reduction in the proceeds from the common stock.

On January 3, 2020, the Company issued 15,000 Series A-2 preferred shares (the Series A-2 Preferred Shares) for aggregate consideration of $15,000,000 and 15,000 common shares for aggregate consideration of $15,000,000 to existing shareholders. The Company incurred $85,000 of issuance costs in connection with the issuance of the Series A-2 Preferred Shares and common shares, which the Company accounted for as a reduction in the proceeds from the Series A-2 Preferred Shares and common shares on a pro rata basis.

In October and November 2018, RMM’s sole shareholder contributed $8,300,000 to RMM to support continued acquisitions by RMM. No additional shares were issued and the shareholder contribution is reflected as contributed capital in the Company’s consolidated statement of equity.

(c)	Preferred Shares

The Series A-1 Preferred Shares and Series A-2 Preferred Shares have the same terms and are therefore presented together in the Company’s consolidated financial statements as a single series of preferred stock (the “Preferred Shares”).

The Preferred Shares are convertible into an equal number of common shares at the option of the preferred shareholder and are mandatorily converted into an equal number of common shares upon a qualified public offering of common shares. The Preferred Shares have voting rights equal to one vote per each Preferred Share. Holders of the Preferred Shares and common shares vote together as a single class.

The Preferred Shares participate in dividends declared on common shares, if any, on the basis as if the Preferred Shares were converted to common shares. The Company has not declared any dividends since issuance of the Preferred Shares through March 31, 2020. A 6.0% annual compounded cumulative dividend accrues on the original investment amount only if the Preferred Shares are not automatically converted and there is a liquidation, dissolution or winding up of the Company’s affairs. There are no redemption provisions for the Preferred Shares.

In the event of a liquidation, dissolution or winding up of the Company’s affairs, whether voluntary or involuntary, after satisfaction of all liabilities and obligations to the Company’s creditors, the holder of the Preferred Shares shall be entitled to receive payment in full, in cash, equal to the original investment amount, plus accrued and unpaid dividends, before any distributions may be made to the Company’s common shareholders (the “Preferred Liquidation Preference”). If the Preferred Liquidation Preference has been paid in full on all Preferred Shares, the holders of the Company’s common shares shall be entitled to receive all of the Company’s remaining assets (or proceeds thereof) according to their respective rights and preferences.